UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [     ]; Amendment Number:  _____
      This Amendment (Check only one.):   [     ] is a restatement.
                                          [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Investor AB
Address:    Arsenalsgatan 8c, S-103 32
            Stockholm, Sweden

Form 13F File Number:  28-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ms. Guje Holmberg
Title:            Managing Director
Phone:            31 20 577 6610

Signature, Place, and Date of Signing:

   /s/ Guje Holmberg              Amsterdam, Netherlands         05/17/99
----------------------------  -----------------------------    -----------
         (Signature)                  (City, State)               (Date)

Report Type:

[  X  ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[     ]     13F COMBINATION REPORT.

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:             6
                                         ------------

Form 13F Information Table Entry Total:       29
                                         ------------

Form 13F Information Table Value Total
(in thousands):                           $7,668,325
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NO.               FORM 13F FILE NUMBER      NAME
---               --------------------      ----

1                 Not Known                 AB Cator
2                 Not Known                 Extoria Trade AB
3                 Not Known                 Investor International (U.S.), Inc.
4                 Not Known                 Investor Investments AB
5                 Not Known                 Investor UK, Ltd.
6                 Not Known                 Investors Trading AB

                                                    Form 13F Information Table


                              TITLE OF       CUSIP      VALUE     SHRS OR  SH/  PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER                CLASS          NUMBER   (X$1000)    PRN AMT  PRN  CALL  DISCRETION   MANAGERS     SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

ABB AB                        SPONS ADR     00256Q103        0          0            SOLE                           0         0
ALCATEL                       SPONS ADR     013904305     5713      50000  SH        DEFINED          6             0     50000
AKTIEBOLAG ELECTROLUX         SPONS ADR      10198208    81795    4165000  SH        SOLE                     4165000         0
ARIS CORPORATION INC          COM            0404A101      707      85000  SH        DEFINED          3             0     85000
ASTRA AB                      SPONS ADR A    46298105  4009120  176528804  SH        DEFINED         2 6    172648604   3880200
ASTRA AB                      SPONS ADR B    46298204   110747    4928701  SH        DEFINED         2 6      3606301   1322400
ASYMETRIX LEANRING SYS INC    COM           045927100      563     120000  SH        DEFINED          3             0    120000
CHECKPOINT SYSTEMS INC        COM           162825013     7943     882600  SH        DEFINED          2             0    882600
CYBERONICS INC                COM           23251P102     1150     115000  SH        DEFINED          3             0    115000
CYTOTHERAPEUTICS INC          COM           232923102       64      52500  SH        DEFINED          3             0     52500
ERICSSON L M                  ADR CL B      294821400   654145   27147000  SH        SOLE                    27147000         0
HUMAN GENOME SCIENCES INC     COM           444903108     1769      50000  SH        DEFINED          3             0     50000
JONES PHARMACEUTICAL          COM           480236108     2195      62500  SH        DEFINED          3             0     62500
MEDIMMUNE INC.                COM           584699102   197113    3238000  SH        SOLE                     3238000         0
METROMEDIA INTL GROUP         COM           591695101      488     100000  SH        DEFINED          5             0    100000
MINIMED INC.                  COM           60365K108     5858      58000  SH        DEFINED          3             0     58000
NEUROMEDICAL SYSTEMS INC      COM           64124H109      220     782830  SH        DEFINED          4             0    782830
PHARMACYCLICS INC             COM           716933106     4856     262500  SH        DEFINED          3             0    262500
SAVILLE SYSTEMS PLC           SPONS ADR     805174109     1763     142500  SH        DEFINED          5             0    142500
SCANIA AKTIEBOLAG             SPONS ADR A   806018107  1222514   45298482  SH        DEFINED          6             0  45298482
SCANIA AKTIEBOLAG             SPONS ADR B   806018206  1218878   44863323  SH        DEFINED          2             0  44863323
SCI SYSTEMS INC               COM           783890106    12912     431300  SH        DEFINED          2             0    431300
SITEL CORP                    COM           82980K107      395     175400  SH        DEFINED          5             0    175400
SKF AB                        SPONS ADR B   784375404  (11277)   (800000)  SH        DEFINED          6             0  (800000)
SOLA INTL INC                 COM           834092108      583      47844  SH        DEFINED          3             0     47844
SYLVAN LEARNING SYSTEMS INC   COM           871399101    71356    2450000  SH        SOLE                     2450000         0
VOLVO AKTIEBOLAG              ADR B         928856400   (5795)   (223000)  SH        DEFINED          6             0  (223000)
NTL INC                       COM           629407107    68376     833857  SH        SOLE                      833857         0
3COM                          COM           885535104     4174     180000  SH        DEFINED          6             0    180000
